INVENTORIES - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Finished goods	$ 840	$ 5,252
Work in progress	504
Raw materials	254
Total	$ 1,598	$ 5,252